[GRAPHIC OMITTED]


                       THIRD AVENUE VARIABLE SERIES TRUST

                          THIRD AVENUE VALUE PORTFOLIO

                                  ANNUAL REPORT
                                  --------------





                                DECEMBER 31, 2001

                               [GRAPHIC OMITTED]

                          Third Avenue Value Portfolio

Dear Third Avenue Value Portfolio Shareholder:


At December 31, 2001, the audited net asset value attributable to the 9,483,321 common shares outstanding of the Third Avenue Variable Series Trust ("TAVT," "Third Avenue," or the "Portfolio") was $17.13 per share. This compares with unaudited net asset values of $15.03, $17.05 and $15.42 per share, as of September 30, 2001, June 30, 2001 and March 31, 2001, respectively, and an audited net asset value of $15.21 as of December 31, 2000.

PORTFOLIO ACTIVITY

The portfolio returned 13.68% during 2001. During this time, nine new positions were acquired - distressed credits of two issuers and in the common stocks of seven strongly capitalized companies. The Portfolio eliminated two holdings - Liberty Financial Companies, Inc. and Paccar, Inc. The Portfolio's position in Liberty Financial was eliminated as a result of a cash purchase by parent Liberty Mutual. The vast bulk of buying activity revolved around increasing existing holdings. The Portfolio increased its position in 31 holdings; and decreased its position in one holding.


PRINCIPAL AMOUNT OR
NUMBER OF SHARES                            NEW POSITIONS ACQUIRED
$1,000,000                                  Exodus Communications, Inc. Senior Notes 11.25%, due 7/1/08 ("Exodus Notes")

$73,000                                     Home Products International, Inc. Senior Notes 9.625%, due 5/15/08
                                            ("Home Products Notes")

10,000 shares                               Applied Materials, Inc. Common Stock ("Applied Common")

12,700 shares                               Coherent, Inc. Common Stock ("Coherent Common")

28,500 shares                               Energizer Holdings, Inc. Common Stock ("Energizer Common")

39,900 shares                               Jones Lang Lasalle, Inc. Common Stock ("Jones Lang Common")

145,700 shares                              Legg Mason, Inc. Common Stock ("Legg Mason Common")

120,000 shares                              Nabors Industries, Inc. Common Stock ("Nabors Common")

65,000 shares                               The Phoenix Companies, Inc. Common Stock ("Phoenix Common")

                                            INCREASES IN EXISTING POSITIONS

$500,000                                    USG Corp. Senior Note ("USG Notes")

75,900 shares                               Alamo Group, Inc. Common Stock ("Alamo Common")

47,700 shares                               American Power Conversion Corp. Common Stock
                                            ("American Power Common")

12,800 shares                               Analogic Corp. Common Stock ("Analogic Common")

5,100 shares                                Arch Capital Group Ltd. Common Stock ("Arch Common")

78,000 shares                               AVX Corp. Common Stock ("AVX Common")

NUMBER OF SHARES                            INCREASES IN EXISTING POSITIONS (CONTINUED)
85,900 shares                               Bel Fuse, Inc. Class B Common Stock ("Bel Fuse Common")

139,900 shares                              Brascan Corp. Class A Common Stock ("Brascan Common")

3,200 shares                                Brooks Automation, Inc. Common Stock ("Brooks Common")

70,000 shares                               Catellus Development Corp. Common Stock ("Catellus Common")

181,500 shares                              Credence Systems Corp. Common Stock ("Credence Common")

23,500 shares                               CyberOptics Corp. Common Stock ("CyberOptics Common")

53,800 shares                               Electro Scientific Industries, Inc. Common Stock
                                            ("Electro Scientific Common")

25,000 shares                               First American Corp. Common Stock ("FA Common")

56,750 shares                               Forest City Enterprises, Inc. Class A Common Stock
                                            ("Forest City Common")

17,500 shares                               Herley Industries, Inc. Common Stock ("Herley Common")

225,000 shares                              Hutchison Whampoa, Ltd. Common Stock
                                            ("Hutchison Whampoa Common")

125,000 shares                              Investor AB Class A Common Stock ("Investor AB Common")

93,300 shares                               KEMET Corp. Common Stock ("KEMET Common")

20,000 shares                               Leucadia National Corp. Common Stock ("Leucadia Common")

11,600 shares                               LNR Property Corp. Common Stock ("LNR Common")

8,800 shares                                MBIA, Inc. Common Stock ("MBIA Common")

107,200 shares                              The MONY Group, Inc. Common Stock ("MONY Common")

80,000 shares                               Security Capital Group Class B. Common Stock
                                            ("Security Capital Common")

62,890 shares                               SWS Group, Inc. Common Stock ("SWS Group Common")

6,300 shares                                The St. Joe Company Common Stock ("St. Joe Common")

71,500 shares                               Tokio Marine & Fire Insurance Co. Common Stock
                                            ("Tokio Common")

210,000 shares                              Toyota Industries Corp. Common Stock ("Toyota Common")

37,000 shares                               Trenwick Group Ltd. Common. Stock ("Trenwick Common")

75,000 shares                               Vishay Intertechnology, Inc. Common Stock ("Vishay Common")

2,600 shares                                Wellsford Real Properties, Inc. Common Stock ("Wellsford Common")


                                            POSITIONS DECREASED

27,700 shares                               Prime Group Realty Trust Common Stock ("Prime Common")

                               [GRAPHIC OMITTED]

NUMBER OF SHARES                            POSITIONS ELIMINATED
60,000 shares                               Liberty Financial Companies, Inc. Common Stock
                                            ("Liberty Common")

36,700 shares                               Paccar, Inc. Common Stock ("Paccar Common")

The vast majority of the Portfolio's buying activity during the second half of the year occurred in the weeks subsequent to the markets' reopening on September 17th. At Third Avenue, we were quite comfortable buying in the near panic that engulfed the markets during this period, knowing that: 1) the securities purchased represent ownership in extremely well-financed companies; 2) the Portfolio itself does not employ any borrowing to purchase shares; and 3) my job prospects do not depend on the Portfolio's short-term performance. These characteristics stand in marked contrast to many other players in the market, including short-term "relative performance" investors; investors on margin or other forms of borrowing; or investors who buy companies with weak balance sheets. Had our investment style coincided with any of these approaches, I would have been rather panicky too.

The Portfolio acquired the common stocks of a large number of well-capitalized companies engaged in many different categories of businesses and industries, including oil services, business development and investment companies, electronics, real estate, pharmaceutical sales and semiconductor equipment manufacturers.

OIL SERVICES

The Portfolio established a significant position in Nabors Industries, Inc. ("Nabors"). Nabors is the dominant land-drilling contractor for the exploration and development of oil, gas and geothermal wells in the Lower 48 states of the U.S., Alaska and Canada. Shares were acquired at a significant discount to the value of the company's net assets, and at a PE of less than 10x peak earnings.

INDUSTRIAL JAPAN

As of August 1, 2001, Toyoda Automatic Loom Works changed its name to Toyota Industries. Toyota Industries is the largest stockholder of Toyota Motor and also runs several operating businesses throughout the world. Toyota Motor seems to have a shot at becoming the "Wal-Mart of automotive assemblers". It will become the "Wal-Mart" if it continues to increase its market penetration on a worldwide basis. Already Toyota passenger cars outsell those of Chrysler in the U.S. and Canada by a widening margin, and Toyota seems to be gaining fast in light truck SUVs and minivans.

BUSINESS DEVELOPMENT AND INVESTMENT COMPANIES

The Portfolio increased its holdings of Brascan Corporation, Hutchison Whampoa and Investor AB. Brascan is a Canadian conglomerate with interests in energy, financial services, real estate and natural resources. Hutchison Whampoa, headquartered in Hong Kong, has interests in ports and terminals, energy and communications. Investor AB is Sweden's best-known industrial holding company. In each case, common stock positions were established at a significant discount to a conservative estimate of net asset value.

REAL ESTATE

The Portfolio established a new position in Jones Lang LaSalle, Inc. ("Jones Lang"). Jones Lang is a real-estate management and services company, providing tenant representation, corporate property, valuation and investment management services. Additionally, we made substantial additions to the Portfolio's core holdings of real estate operating company common stocks, including Catellus Development Corp., Forest City Enterprises, LNR Property Corp., Security Capital Group, The St. Joe Company and Wellsford Real Properties.

                               [GRAPHIC OMITTED]

LIFE INSURANCE

The Portfolio established a position in Hartford-based Phoenix Companies, Inc. ("Phoenix"). Phoenix offers life and annuities products and has a substantial asset management business. Phoenix shares were purchased at a sizable discount to the company's adjusted book value; the adjusted book value primarily reflects a conservative estimate of the worth of the asset management business not included on the company's balance sheet computed in accordance with Generally Accepted Accounting Principles.

SEMICONDUCTOR EQUIPMENT MANUFACTURERS

The Portfolio established a new position in Applied Materials, Inc. and added to its positions in Brooks, Credence, and Cyberoptics. Additionally, the Portfolio established a new position in Coherent, Inc. Coherent manufacturers lasers, laser-based systems and precision optics with applications in semiconductor manufacturing, telecommunications equipment, graphic arts and materials processing. Additionally, Coherent owns large positions in the common stocks of Lamda Physik and ESC Medical Systems.

CONSUMER PRODUCTS

The Portfolio established a position in Energizer Holdings, Inc. ("Energizer"). Energizer is the number two battery maker behind Duracell. It has lost market share to Duracell in recent years, but remains a strong brand name in an industry that is largely an oligopoly. While current profitability remains temporarily depressed, the Portfolio's cost basis equates to a PE of approximately 10x 2000 earnings.

DISTRESSED DEBT

At December 31, 2001, a modest amount of the Portfolio was invested in distressed debt. During the past six months, the Portfolio invested in two new distressed credits -- Home Products International, Inc., a consumer products company, and Exodus Communications, Inc., the largest provider of web hosting centers for internet users. Home Products is a performing note. Based on the Portfolio's cost, the yield to maturity is 23%. Exodus Communications is being sold to Cable & Wireless. Exodus bonds purchased at between 13 cents to 18 cents on the dollar ought to have an internal rate of return ("IRR") in excess of 30%. The Portfolio also increased its holding of USG 9.25% Senior Notes. A reasonable worst-case scenario assuming a par recovery (without interest from the date of filing) in three to four years should net a mid-teens IRR. The returns will be substantially higher if we receive post-petition interest. We expect that USG will reorganize pursuant to Section 524 (g) of the U.S. Bankruptcy Code -- which provides for the formation of a trust to be funded by the company. The trust will own a substantial portion of the equity in the reorganized company, all existing and future asbestos claims will be channeled to the trust, and the company will be cleansed of asbestos liabilities.

I will write to you again when the report for the period to end June 30, 2002 is published.

Sincerely,



/s/ Curtis R. Jensen
--------------------
Curtis R. Jensen
Co-Portfolio Manager, Third Avenue Variable Series Trust

                               [GRAPHIC OMITTED]

                             PERFORMANCE INFORMATION

                                   (UNAUDITED)

PERFORMANCE ILLUSTRATIONS

              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                        IN THIRD AVENUE VALUE PORTFOLIO
    AND THE STANDARD & POOR'S 500 INDEX (S&P 500) AND THE RUSSELL 2000 INDEX
                        AND THE RUSSELL 2000 VALUE INDEX

                           AVERAGE ANNUAL TOTAL RETURN

    1 Year                 2 Year               Since Inception
    13.68%                 26.39%                   27.27%

                [REPRESENTATION OF LINE GRAPH IN PRINTED PIECE.]

 DATE           TAVP*      S&P 500 Index*    Russell 2000 Index*   Russell 2000 Value Index*
---------      ------     ---------------    -------------------   -------------------------
9/21/99        10000          10000                10000                    10000
12/31/99       10840          11273                11876                    10129
12/31/00       15232.2        10255                11517.3                  12441.5
12/31/01       17316          9042.47              11814.7                  14187

---------
* All returns include reinvestment of dividends.

As with all mutual funds, past performance does not indicate future results.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                              AT DECEMBER 31, 2001



                      PRINCIPAL                                                                       VALUE          % OF
                      AMOUNT ($)  ISSUES                                                             (NOTE 1)      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 2.14%

Building Materials      2,000,000     USG Corp. 9.25%, due 9/15/01 (a) *                            $1,565,000

                        1,500,000     USG Corp. 8.50%, due 8/01/05 (a) *                             1,173,750
                                                                                                    ----------
                                                                                                     2,738,750       1.69%
                                                                                                    ----------
Consumer Products          73,000     Home Products International, Inc. 9.625%, due 05/15/08            56,758       0.04%
                                                                                                    ----------
Electrics - Integrated    500,000     Pacific Gas & Electric Co. First Mortgage 7.875%, due 3/01/02    495,000       0.30%
                                                                                                    ----------
Internet Content        1,000,000     Exodus Communications, Inc. 11.25%, due 07/01/08 (a) *           185,000       0.11%
                                                                                                    ----------
                                      TOTAL CORPORATE BONDS
                                      (Cost $3,222,303)                                              3,475,508
                                                                                                    ----------
                       SHARES
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 71.25%

Bermuda Based              82,000     Trenwick Group, Ltd.                                             833,940       0.51%
Financial Institutions                                                                              ----------


Building Materials         13,400     USG Corp. (a) (b)                                                 76,648       0.05%
                                                                                                    ----------
Business Development      113,100     Arch Capital Group, Ltd. (a)                                   2,912,325
& Investment Companies    320,400     Brascan Corp. Class A                                          5,786,424
                            7,000     Capital Southwest Corp.                                          462,000
                          350,000     Hutchison Whampoa, Ltd. - (Hong Kong)                          3,377,534
                          300,000     Investor AB Class A - (Sweden)                                 3,260,344
                                                                                                    ----------
                                                                                                    15,798,627       9.73%
                                                                                                    ----------
Consumer Products          28,500     Energizer Holdings, Inc. (a)                                     542,925       0.33%
                                                                                                    ----------

Electronics               140,700     American Power Conversion Corp. (a)                            2,034,522
                          243,000     AVX Corp.                                                      5,732,370
                          142,500     Bel Fuse, Inc. Class B                                         3,569,625
                          108,800     Electro Scientific Industries, Inc. (a)                        3,265,088
                          243,300     KEMET Corp. (a)                                                4,318,575
                          150,000     Vishay Intertechnology, Inc. (a)                               2,925,000
                                                                                                    ----------
                                                                                                    21,845,180      13.45%
                                                                                                    ----------
Financial Insurance        25,300     MBIA, Inc.                                                     1,356,839       0.83%
                                                                                                    ----------

Industrial Equipment      130,200     Alamo Group, Inc.                                              1,855,350
                           30,000     Cummins, Inc. (b)                                              1,156,200
                           83,000     Lindsay Manufacturing Co.                                      1,606,050
                          107,500     Trinity Industries, Inc.                                       2,920,775
                                                                                                    ----------
                                                                                                     7,538,375       4.64%
                                                                                                    ----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2001


                                                                                                    VALUE        % OF
                                SHARES     ISSUES                                                 (NOTE 1)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Industrial - Japan             275,000       Toyota Industries Corp.                           $ 4,007,707       2.47%
                                                                                               -----------
Insurance Holding Companies     42,500       Leucadia National Corp.                             1,226,975
                                19,778       Radian Group, Inc.                                    849,465
                                                                                               -----------
                                                                                                 2,076,440       1.28%
                                                                                               -----------
Life Insurance                 193,000       The MONY Group, Inc.                                6,672,010
                                65,000       The Phoenix Companies, Inc. (a) (b)                 1,202,500
                                                                                               -----------
                                                                                                 7,874,510       4.85%
                                                                                               -----------
Medical Supplies & Services     26,400       Analogic Corp.                                      1,016,664       0.62%
                                                                                               -----------


Natural Resources &             50,000       Burnham Pacific Properties, Inc.                      206,000
Real Estate                    216,000       Catellus Development Corp. (a)                      3,974,400
                                42,500       Deltic Timber Corp.                                 1,164,500
                                80,250       Forest City Enterprises, Inc. Class A               3,105,675
                               107,500       Koger Equity, Inc.                                  1,752,250
                                26,600       LNR Property Corp.                                    829,388
                               150,000       Security Capital Group, Inc. Class B (a)            3,805,500
                                18,000       Tejon Ranch Co. (a)                                   430,380
                                86,300       The St. Joe Co.                                     2,394,825
                                70,600       Wellsford Real Properties, Inc. (a)                 1,356,932
                                                                                               -----------
                                                                                                19,019,850      11.71%
                                                                                               -----------

Non-Life Insurance - Japan     202,500       Aioi Insurance Co., Ltd.                              332,195
                               123,100       The Tokio Marine & Fire Insurance Co., Ltd.
                                             Sponsored ADR                                       4,505,460
                                                                                               -----------
                                                                                                 4,837,655       2.98%
                                                                                               -----------

Oil Services                   120,000       Nabors Industries, Inc. (a)                         4,119,600       2.54%
                                                                                               -----------

Pharmaceutical Services         40,000       PAREXEL International Corp. (a)                       574,000
                                30,000       Pharmaceutical Product Development, Inc. (a)          969,300
                                                                                               -----------
                                                                                                 1,543,300       0.95%
                                                                                               -----------

Real Estate Investment Trust    39,900       Jones Lang LaSalle, Inc. (a)                          720,195
                               109,900       Prime Group Realty Trust                            1,014,377
                                                                                               -----------
                                                                                                 1,734,572       1.07%
                                                                                               -----------
Security Brokers, Dealers      145,700       Legg Mason, Inc.                                    7,282,086
& Floatation Companies          87,890       SWS Group, Inc. (b)                                 2,236,800
                                                                                               -----------
                                                                                                 9,518,886       5.86%
                                                                                               -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                              AT DECEMBER 31, 2001


                                                                                                    VALUE        % OF
                                SHARES     ISSUES                                                 (NOTE 1)     NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Semiconductor                   10,000        Applied Materials, Inc. (a)                     $    401,000
Equipment Manufacturers         19,290        ASML Holding N.V. (a)                                328,895
& Related                       26,200        Brooks Automation, Inc. (a) (b)                    1,065,554
                                12,700        Coherent, Inc. (a)                                   392,684
                               217,500        Credence Systems Corp. (a)                         4,038,975
                               154,100        CyberOptics Corp. (a)                              2,041,825
                                77,500        FSI International, Inc. (a)                          714,550
                                 8,000        Novellus Systems, Inc. (a)                           315,600
                                                                                               -----------
                                                                                                 9,299,083       5.72%
                                                                                               -----------
Technology                      52,500        Herley Industries, Inc. (a)                          892,500       0.55%
                                                                                               -----------
Title Insurance                 38,500        First American Corp.                                 721,490
                                42,500        Stewart Information Services Corp. (a)               839,375
                                                                                               -----------
                                                                                                 1,560,865       0.96%
                                                                                               -----------
Transportation                  11,931        Florida East Coast Industries, Inc. Class B          249,358       0.15%
                                                                                               -----------
                                              TOTAL COMMON STOCKS
                                              (Cost $103,775,192)                              115,743,524
                                                                                               -----------
                     PRINCIPAL
                      AMOUNT ($)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 26.74%

Repurchase Agreements       43,433,989        Bear Stearns, 1.65%, due 1/02/02 (c)              43,433,989      26.74%
                                                                                               ----------
                                              TOTAL SHORT TERM INVESTMENTS
                                             (Cost $43,433,989)                                 43,433,989
                                                                                               -----------
                                              TOTAL INVESTMENT PORTFOLIO - 100.13%
                                             (Cost $150,431,484)                               162,653,021
                                                                                               -----------
                                              LIABILITIES NET OF
                                              OTHER ASSETS - (0.13%)                              (215,158)
                                                                                               -----------
                                              NET ASSETS - 100.00%
                                              (Applicable to 9,483,321
                                              shares outstanding)                             $162,437,863
                                                                                              ============

 Notes:
(a) Non-income producing security.
(b) Securities in whole or in part on loan.
(c) Repurchase agreement collateralized by:
U.S. Treasury Strips, par value $7,965,000, due 08/15/12, market value
$4,405,043.
U.S. Treasury Strips, par value $50,000,000, due 11/15/13, market value $25,409,000.
U.S. Treasury Strips, par value $29,535,000, due 05/15/14, market value $14,491,052.
  * Issuer in default.
ADR: American Depository Receipt.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                              AT DECEMBER 31, 2001

ASSETS:
Investments at value (identified cost of $150,431,484) (Notes 1 and 4)   $162,653,021
Receivable for fund shares sold                                               179,624
Dividends and interest receivable                                             376,031
Collateral on loaned securities (Note 1)                                    2,494,720
Other receivables                                                               2,258
Other assets                                                                    4,153
                                                                         ------------
      Total assets                                                        165,709,807
                                                                         ------------
LIABILITIES:
Payable for fund shares redeemed                                              580,148
Payable to investment adviser                                                 103,598
Accounts payable and accrued expenses                                          81,742
Payable for service fees (Note 3)                                              11,736
Collateral on loaned securities (Note 1)                                    2,494,720
Commitments (Note 6)                                                             --
                                                                         ------------
      Total liabilities                                                     3,271,944
                                                                         ------------
      Net assets                                                         $162,437,863
                                                                         ============
SUMMARY OF NET ASSETS:
Common stock, unlimited shares authorized, $0.001 par value,
  9,483,321 shares outstanding                                           $146,346,274
Accumulated undistributed net investment income                               548,094
Accumulated undistributed net realized gain on investments                  3,321,958
Net unrealized appreciation of investments and translation
  of foreign currency denominated assets and liabilities                   12,221,537
                                                                         ------------
  Net assets applicable to capital shares outstanding                    $162,437,863
                                                                         ============
Net asset value, offering and redemption price per share                 $      17.13
                                                                         ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
  Dividends (net of foreign withholding tax of $26,816)                        $ 1,058,410
  Interest                                                                         883,317
  Other Income                                                                       5,724
                                                                               -----------
    Total Investment Income                                                      1,947,451
                                                                               -----------
EXPENSES:
  Investment advisory fees (Note 3)                                                846,404
  Service fees (Note 3)                                                             91,100
  Directors' fees and expenses                                                      57,172
  Accounting services fees                                                          41,584
  Auditing and tax consulting fees                                                  40,100
  Custodian fees                                                                    35,707
  Administration fees (Note 3)                                                      32,000
  Transfer agent fees                                                               26,027
  Reports to shareholders                                                           13,599
  Legal fees                                                                         4,000
  Miscellaneous expenses                                                             1,421
  Insurance expense                                                                    701
                                                                               -----------
    Total operating expenses                                                     1,189,815
                                                                               -----------
  Repayment to Adviser of previously waived and reimbursed expenses (Note 3)        32,769
                                                                               -----------
    Total expenses                                                               1,222,584
                                                                               -----------
    Net investment income                                                          724,867
                                                                               -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investments                                              3,145,409
  Net change in unrealized appreciation on investments                           7,173,786
                                                                               -----------
  Net realized and unrealized gains on investments                              10,319,195
                                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $11,044,062
                                                                               ===========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE             FOR THE
                                                                           YEAR ENDED           YEAR ENDED
                                                                        DECEMBER 31, 2001     DECEMBER 31, 2000
                                                                        -----------------     -----------------
OPERATIONS:
  Net investment income                                                   $  724,867             $  122,929
  Net realized gains on investments                                        3,145,409                825,718
  Net change in unrealized appreciation on investments                     7,173,786              4,790,145
                                                                          ----------              ---------
  Net increase in net assets resulting from operations                    11,044,062              5,738,792
                                                                          ----------              ---------
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends to shareholders from net investment income                      (125,414)               (16,936)
  Distributions to shareholders from net realized gains on investments      (823,294)                    --
                                                                          ----------             ----------
                                                                            (948,708)               (16,936)
                                                                          ----------             ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                           130,921,069             22,745,808
  Net asset value of shares issued in reinvestment of
    dividends and distributions                                              948,708                 16,936
  Cost of shares redeemed                                                (11,498,541)              (880,371)
                                                                         -----------             ----------
  Net increase in net assets resulting from capital
    share transactions                                                   120,371,236             21,882,373
                                                                         -----------             ----------
  Net increase in net assets                                             130,466,590             27,604,229
  Net assets at beginning of period                                       31,971,273              4,367,044
                                                                         -----------             ----------
  Net assets at end of period (including undistributed net investment
    income of $548,094 and $125,401, respectively)                      $162,437,863            $31,971,273
                                                                        =============           ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:


                                                              YEARS ENDED DECEMBER 31,
                                                     -------------------------------------------
                                                        2001               2000         1999*
                                                       ------             ------       ------
Net Asset Value, Beginning of Period                 $     15.21     $     10.84    $     10.00
                                                     -----------     -----------    -----------
Income from Investment Operations:
  Net investment income                                     0.04            0.04           0.03
  Net realized and unrealized gains on securities           2.04            4.35           0.81
                                                     -----------     -----------    -----------
  Total from Investment Operations                          2.08            4.39           0.84
                                                     -----------     -----------    -----------
Less Distributions:
  Dividends from net investment income                     (0.02)          (0.02)          --
  Distributions from realized gains                        (0.14)           --             --
                                                     -----------     -----------    -----------
  Total Distributions                                      (0.16)          (0.02)          --
                                                     -----------     -----------    -----------
Net Asset Value, End of Period                       $     17.13     $     15.21    $     10.84
                                                     ===========     ===========    ===========
Total Return                                               13.68%          40.52%          8.40%(1)
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)             $   162,438     $    31,971    $     4,367
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                            1.30%           2.52%        34.43%(2)
    After expense reimbursement                             --              1.30%         1.30%(2)
  Ratio of Net Income (Loss) to Average Net Assets
    Before expense reimbursement                            0.77%          (0.39%)     (30.14%)(2)
    After expense reimbursement                             --              0.83%         2.99%(2)
  Portfolio Turnover Rate                                     21%             18%            0%(1)


(1) Not Annualized
(2) Annualized

 * The Fund commenced investment operations September 21, 1999.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Variable Series Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one investment series, Third Avenue Value Portfolio (the "Portfolio"). The Portfolio seeks to achieve its investment objective of long-term capital appreciation by adhering to a strict value discipline when selecting securities. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Adviser believes is their true value.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At December 31, 2001, the Trust was offered by three insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Securities traded on a principal stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sales price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held by the Portfolio on the 60th day prior to maturity, based on the value determined on that day.

The Portfolio may invest up to 15% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Board of Trustees, although actual evaluations may be made by personnel acting under procedures established by the Board of Trustees. As of December 31, 2001 there were no fair valued securities held.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of premium and accretion of discount on investments, is accrued daily, except when collection is not expected. Realized gains and losses from securities transactions are reported on an identified cost basis.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:


     o INVESTMENTS: At the prevailing rates of exchange on the valuation date.
     o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

REPURCHASE AGREEMENTS:

The Portfolio may invest excess cash in repurchase agreements whereby the Portfolio purchases investments, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions in the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. At December 31, 2001, the Portfolio had a concentration of credit risk in its repurchase agreement which represented 26.74% of the Portfolio's net assets.

LOANS OF PORTFOLIO SECURITIES:

The Portfolio loaned securities during the period to certain brokers, with the Portfolio's custodian acting as lending agent. Upon such loans, the Portfolio received collateral, which is maintained by the custodian and earns income in the form of negotiated lenders fees, which is included in other income in the Statement of Operations. On a daily basis, it is the Portfolio's policy to monitor the market value of securities loaned and maintain collateral against the securities loaned in an amount not less than the value of the securities loaned. The Portfolio may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of collateral or the loaned securities.

During the year ended December 31, 2001, the Portfolio had securities lending income included in other income totaling $4,959.

The value of loaned securities and related collateral outstanding at December 31, 2001, was as follows:

                    VALUE OF                            VALUE OF
                SECURITIES LOANED                      COLLATERAL
                ----------------                       ----------
                   $2,341,325                          $2,494,720

                               [GRAPHIC OMITTED]


                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

The collateral for the Portfolio consisted of cash, which was invested as follows:



                               PRINCIPAL
                               AMOUNT ($)             ISSUES                        VALUE ($)
                               -----------            -------                       ---------
  Repurchase agreement           27,890     Bear Stearns, 0.875%, due 1/02/02          27,890
                                            Collateralized by U.S. Treasury Strips,
                                            par value $55,000, due 08/15/12,
                                            market value $30,418

  Repurchase agreement        2,466,830     Bear Stearns, 1.875%, due 1/02/02       2,466,830
                                            Collateralized by U.S. Treasury Strips,
                                            par value $4,185,000, due 05/15/14,
                                            market value $2,053,328 and by
                                            U.S. Treasury Bonds, par value
                                            $1,620,000, due 02/15/23,
                                            market value $462,996


DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income paid to shareholders and distributions from realized gains on sales of securities paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their tax-basis treatment. Temporary differences do not require reclassification.

                               [GRAPHIC OMITTED]



                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

For the year ended December 31, 2001, permanent differences were reclassified as shown below:

                                                       INCREASE (DECREASE) TO
                            INCREASE (DECREASE)        ACCUMULATED UNDISTRIBUTED
                              TO ACCUMULATED          NET REALIZED GAIN (LOSS)
                            UNDISTRIBUTED NET            ON INVESTMENTS AND                DECREASE TO
                             INVESTMENT INCOME            FOREIGN CURRENCY          ADDITIONAL PAID-IN-CAPITAL
                            ------------------        ------------------------      ---------------------------
Third Avenue Value
  Portfolio                     (176,760)                      176,760                           --


The tax character of dividends and distributions paid during the years ended December 31, 2001 and December 31, 2000 were as follows:


                           ORDINARY INCOME          LONG-TERM CAPITAL GAIN                 TOTAL
                          2001         2000             2001        2000             2001        2000
                          -----        -----            -----       -----            -----       -----
Third Avenue Value
  Portfolio              $775,339    $16,936          $173,369          --         $948,708     $16,936


As of December 31, 2001, the components of Distributable Earning/(Accumulated Losses) on a tax basis were as follows:

                               UNDISTRIBUTED                UNDISTRIBUTED                      TOTAL
                              ORDINARY INCOME          LONG-TERM CAPITAL GAIN          DISTRIBUTED EARNINGS
                              ---------------         ------------------------         --------------------
Third Avenue Value
  Portfolio                     $3,073,464                    $623,726                       $3,697,190


FEDERAL INCOME TAXES:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required. The cost basis of investments for Federal income tax purposes is substantially the same as the cost reflected on the Statement of Assets and Liabilities.

EXPENSE ALLOCATION:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with the Funds in Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio's net assets relative to the total net assets of Third Avenue Trust.

TRUSTEES FEES:

The Trust does not pay any fees to its officers for their services as such, but does pay Trustees who are not affiliated with the Investment Adviser a fee of $1,500 for each meeting of the Board of Trustees that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at Board meetings. The Trust also pays non-interested Trustees an annual stipend of $2,000 in January of each year for the previous year's service. The Trustees on the Audit Committee will each receive $250 for each bi-annual meeting.

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

2. SECURITIES TRANSACTIONS

PURCHASES AND SALES/CONVERSIONS:

The cost of purchases, and proceeds from sales and conversions of investments, excluding short-term investments, for the year ended December 31, 2001 were as follows:

                           PURCHASES                             SALES
                          -----------                        ------------
                          $88,451,293                         $14,899,202

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENT

The Portfolio has an Investment Advisory Agreement with EQSF Advisers, Inc. (the "Adviser") for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide for a monthly fee of 1/12 of 0.90% (an annual fee of 0.90%) of the total average daily net assets of the Portfolio, payable each month.

Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess.

The Trust has entered into an Administration Agreement with the Adviser under which the Adviser provides all administrative services to the Trust other than providing investment advice, distribution and maintenance of the Portfolio's accounting records. The Adviser has entered into a sub-administration agreement with PFPC Inc. For such services, the portfolio pays the Adviser an annual fee of $32,000 of which a portion is paid to PFPC Inc.

The Trust has entered into shareholder servicing agreements with certain service agents for which the service agents receive a fee of 0.10% of the average daily net assets invested in the Trust by the agent's customers in an omnibus account. In exchange for these fees, the service agents render to such customers various administrative services which the Trust would otherwise be obligated to provide at its own expense.

4. RELATED PARTY TRANSACTIONS

BROKERAGE COMMISSIONS:

David M. Barse, the President and a Trustee of the Portfolio, is the Chairman and Chief Executive Officer of M.J. Whitman, Inc., a registered broker-dealer. For the year ended December 31, 2001, the Portfolio incurred total brokerage commissions, which includes commissions earned by M.J. Whitman, Inc. as follows:


                          TOTAL COMMISSIONS                  M.J. WHITMAN, INC.
                          ----------------                   ------------------
                              $219,641                            $205,872



5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

                               [GRAPHIC OMITTED]

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 2001

Transactions in capital stock were as follows:


                                                     FOR THE              FOR THE
                                                   YEAR ENDED            YEAR ENDED
                                                DECEMBER 31, 2001     DECEMBER 31, 2000
                                                -----------------    -----------------
Increase in Portfolio shares:
Shares outstanding at beginning of period           2,101,900               402,689

Shares sold                                         8,047,660             1,767,418
Shares reinvested                                      56,336                 1,404
Shares redeemed                                      (722,575)              (69,611)
                                                   ----------            ----------
Net increase in Portfolio shares                    7,381,421             1,699,211
                                                   ----------            ----------
Shares outstanding at end of period                 9,483,321             2,101,900
                                                   ==========            ==========


6. COMMITMENTS AND CONTINGENCIES


As indicated in Note 3, the Adviser has waived or reimbursed certain expenses of the Portfolio since its inception. To the extent that such waived or reimbursed fees and expenses can be repaid to the Adviser within a three year period without exceeding the expense cap in a given year, such amounts will be repaid. The total amount of waivers and reimbursements since the Portfolio's inception through December 31, 2001 which are subject to repayment is $347,615. During the year ended December 31, 2001, the Portfolio paid the Adviser $32,769 under this agreement.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN SECURITIES:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the dividend income and interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

HIGH YIELD DEBT:

The Portfolio currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

                               [GRAPHIC OMITTED]

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Trustees and Shareholders of
Third Avenue Variable Series Trust - Third Avenue Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Third Avenue Variable Series Trust
- Third Avenue Value Portfolio (the "Portfolio") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers  LLP
1177 Avenue of the Americas
New York, New York 10036
February 11, 2002

                               [GRAPHIC OMITTED]

                             MANAGEMENT OF THE TRUST

Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 443-1021.

                                                                                     NUMBER OF
                           TERM OF                           PRINCIPAL             PORTFOLIOS IN
                          OFFICE AND                         OCCUPATION               THE FUND         OTHER
                            LENGTH                             DURING                 COMPLEX      DIRECTORSHIPS
                           OF TIME                             PAST 5               OVERSEEN BY       HELD BY
NAME & ADDRESS      AGE     SERVED     POSITION(S)              YEARS                  TRUSTEE        TRUSTEE
--------------     ----   ----------   ----------            ----------              -----------    -----------
INTERESTED TRUSTEES
David M. Barse*     39    Trustee       President,   President and Chief Operating        5         Director (7/97
767 Third Avenue          since 9/01*   COO, and     Officer (COO) (5/98 to Present),               to Present) of
New York, NY                            Trustee      and Executive Vice President                   CGA Group,
10017-2023                                           (4/95 to 5/98) of Third Avenue                 Ltd (insurance);
                                                     Trust, President (5/98 to Present)             Director (7/96
                                                     of Third Avenue Variable Series                to Present) of
                                                     Trust; President and COO                       Danielson
                                                     (7/96 to Present) of Danielson                 Holding
                                                     Holding Corporation, President                 Corporation
                                                     and COO (2/98 to Present),                     and certain
                                                     Executive Vice President (4/95                 subsidiaries.
                                                     to 2/98), and Director (4/95 to
                                                     Present) of EQSF Advisers, Inc.,
                                                     Chairman (1/02 to Present),
                                                     Chief Executive Officer
                                                     ("CEO") (7/99 to Present),
                                                     President (6/95 to Present),
                                                     Director and COO (1/95 to
                                                     Present) of M.J. Whitman
                                                     Holding Corp. (MJWHC);
                                                     Chairman (1/02 to Present),
                                                     CEO (7/99 to Present), President
                                                     (6/95 to Present), Director and
                                                     COO (1/95 to Present) of M.J.
                                                     Whitman, Inc. (registered
                                                     broker-dealer); CEO (7/99 to
                                                     Present), President (6/95 to
                                                     Present), Director and COO
                                                     (1/95 to Present) of M.J.
                                                     Whitman Advisers, Inc.
                                                     (registered investment adviser);
                                                     Director (2/01 to Present) of
                                                     American Capital Access
                                                     Holdings, Inc.; Trustee of Third
                                                     Avenue Variable Series Trust
                                                     (9/01 to Present); Trustee of Third
                                                     Avenue Trust (9/01 to Present).


                               [Graphic Omitted]

                                                                                     NUMBER OF
                           TERM OF                           PRINCIPAL             PORTFOLIOS IN
                          OFFICE AND                         OCCUPATION               THE FUND      OTHER
                            LENGTH                             DURING                 COMPLEX     DIRECTORSHIPS
                           OF TIME                             PAST 5               OVERSEEN BY     HELD BY
NAME & ADDRESS      AGE     SERVED     POSITION(S)              YEARS                  TRUSTEE      TRUSTEE
--------------     ----   ----------   ----------            ----------              -----------  -----------

Phyllis W. Beck*(1) 75    Trustee     Trustee        An Associate Judge (1981 to          5           N/A
GSB Bldg.                 since 7/99*                Present) of the Superior Court
Suite 800                                            of Pennsylvania; Trustee of
City Line &                                          Third Avenue Variable Series
Belmont Ave.                                         Trust (7/99 to Present); Trustee
Bala Cynwyd                                          or Director of Third Avenue
PA 19004-1611                                        Trust or its predecessor (11/92
                                                     to Present).

Barbara Whitman*(1) 43    Trustee     Trustee        Registered Securities                5
767 Third Avenue          since 7/99*                Representative (11/96 to
New York, NY                                         Present) and Director (1/02 to
10017-2023                                           Present) of M.J. Whitman, Inc.;
                                                     Director (4/99 to Present) of
                                                     MJWHC; Director (4/95 to
                                                     Present) of EQSF Advisers,
                                                     Inc.; Director (12/99 to
                                                     Present) of the Beck Institute
                                                     for Cognitive Therapy and
                                                     Research; Director (8/97 to
                                                     6/98) of Riverside Stage
                                                     Company; Trustee of Third
                                                     Avenue Variable Series Trust
                                                     (7/99 to Present); Trustee of
                                                     Third Avenue Trust (9/97 to
                                                     Present).


                               [Graphic Omitted]

                       MANAGEMENT OF THE TRUST (CONTINUED)

                                                                                     NUMBER OF
                           TERM OF                           PRINCIPAL             PORTFOLIOS IN
                          OFFICE AND                         OCCUPATION               THE FUND         OTHER
                            LENGTH                             DURING                 COMPLEX      DIRECTORSHIPS
                           OF TIME                             PAST 5               OVERSEEN BY       HELD BY
NAME & ADDRESS      AGE     SERVED     POSITION(S)              YEARS                 TRUSTEE         TRUSTEE
--------------     ----   ----------   ----------            ----------             -----------     -----------
Martin J.           77    Trustee     Chairman,      Chairman and CEO (3/90 to            5         Chairman
Whitman*(1)               since       CEO, and       Present), President (1/91 to                   (8/90 to 8/99)
767 Third Avenue          7/99*       Trustee        5/98) of Third Avenue Trust;                   and Director
New York, NY                                         Chairman and CEO (7/99 to                      (8/90 to Present)
10017-2023                                           Present) of Third Avenue Variable              of Danielson
                                                     Series Trust; Chairman and CEO                 Holding
                                                     (3/90 to Present), President                   Corporation,
                                                     (1/91 to 2/98), of EQSF                        and certain
                                                     Advisers, Inc.; Chief                          subsidiaries;
                                                     Investment Officer (CIO)                       Director (3/91
                                                     (12/90 to 7/96) and CEO                        to Present) of
                                                     (7/96 to Present) of                           Nabors
                                                     Danielson Holding Corporation;                 Industries, Inc.,
                                                     Chairman, CEO (1/95 to                         (international
                                                     Present), and CIO (10/92 to                    oil drilling
                                                     Present) of M.J. Whitman                       services);
                                                     Advisers, Inc.; Chairman                       Director (8/97
                                                     (1/95 to Present) and CEO                      to 5/01) of
                                                     (1/95 to 7/99) of MJWHC;                       Tejon Ranch
                                                     Distinguished Management                       Co. (land
                                                     Fellow (1972 to 6/00) and                      development
                                                     Member of the Advisory Board                   and
                                                     (10/94 to 6/95) of the Yale                    agribusiness);
                                                     School of Management at Yale                   Director (5/00
                                                     University; Adjunct Professor                  to 12/01) of
                                                     (1/01 to 12/01) of the                          Stewart
                                                     Columbia University                            Information
                                                     Graduate School of Business;                   Services Corp.
                                                     CEO, President and Director                    (title and real
                                                     (10/74 to Present) of                          estate).
                                                     Martin J. Whitman & Co., Inc.
                                                     (formerly M.J. Whitman & Co.
                                                     Inc.) (private investment
                                                     company); Chartered
                                                     Financial Analyst.

                                       22

                               [Graphic Omitted]

                                                                                     NUMBER OF
                           TERM OF                           PRINCIPAL             PORTFOLIOS IN
                          OFFICE AND                         OCCUPATION               THE FUND          OTHER
                            LENGTH                             DURING                 COMPLEX       DIRECTORSHIPS
                           OF TIME                             PAST 5               OVERSEEN BY        HELD BY
NAME & ADDRESS      AGE     SERVED     POSITION(S)              YEARS                  TRUSTEE         TRUSTEE
--------------     ----   ----------   ----------            ----------              -----------     -----------
INDEPENDENT TRUSTEES

Lucinda Franks      55    Trustee     Trustee        Journalist (1969 to Present);        5              N/A
64 East 86th Street       since 7/99*                Special Correspondent,
New York, NY                                         Talk Magazine (1999-2000);
10028                                                Trustee of Third Avenue
                                                     Variable Series Trust (7/99 to
                                                     Present); Trustee of Third Avenue
                                                     Trust (2/98 to Present).

Gerald Hellerman    64    Trustee     Trustee        Managing Director (8/93 to           5           President and
10965 Eight               since 7/99*                Present) of Hellerman                            Director
Bells Lane                                           Associates (financial and                        (11/01 to
Columbia, MD                                         corporate consulting);                           Present) of
21044                                                Chief Financial Analyst (1976 to                 Mexico Equity
                                                     7/93) of the Antitrust Division                  and Income,
                                                     of U.S. Department of                            Inc. (registered
                                                     Justice; Trustee of Trustee of                   investment
                                                     Third Avenue Variable Series                     company);
                                                     Trust (7/99 to Present); Trustee                 Director of
                                                     or Director of Third Avenue                      Clemente
                                                     Trust or its predecessor (9/93 to                Global
                                                     Present).                                        Strategic Value
                                                                                                      Fund (9/98 to
                                                                                                      4/00).

Marvin Moser,       78    Trustee     Trustee        Trustee (1992 to Present) of the     5           Director (1997
M.D.                      since 7/99*                Trudeau Institute, a medical                     to Present) of
13 Murray                                            research institute; Clinical                     Nutrition 21
Hill Road                                            Professor of Medicine (1984 to                   Corp.
Scarsdale, NY                                        Present) at Yale University                      (marketing).
10583                                                School of Medicine; Senior
                                                     Medical Consultant (1972 to
                                                     Present) for the National High
                                                     Blood Pressure Education
                                                     Program of the National Heart,
                                                     Lung and Blood Institute;
                                                     Chairman (1977); Trustee of
                                                     Third Avenue Variable Series
                                                     Trust (7/99 to Present);
                                                     Trustee or Director of Third
                                                     Avenue Trust or its
                                                     predecessor (11/94 to
                                                     Present).


                               [Graphic Omitted]

                       MANAGEMENT OF THE TRUST (CONTINUED)

                                                                                      NUMBER OF
                            TERM OF                           PRINCIPAL             PORTFOLIOS IN
                           OFFICE AND                         OCCUPATION              THE FUND          OTHER
                            LENGTH                             DURING                 COMPLEX       DIRECTORSHIPS
                           OF TIME                             PAST 5               OVERSEEN BY        HELD BY
NAME & ADDRESS      AGE     SERVED     POSITION(S)              YEARS                  TRUSTEE         TRUSTEE
--------------     ----   ----------   ----------            ----------              -----------     -----------
Donald Rappaport    76    Trustee     Trustee        Private investor and consultant      5               N/A
1619 31st                 since 7/99*                (1987 to 5/97 and 5/99 to
Street, N.W.                                         Present); Chief Financial and
Washington, D.C.                                     Chief Information Officer for
20007                                                the U.S. Department of
                                                     Education (5/97 to 5/99); Trustee
                                                     of Third Avenue Variable Series Trust
                                                     (7/99 to Present);  Trustee
                                                     or Director of Third  Avenue
                                                     Trust or its  predecessor
                                                     from  (11/91  to 5/97)
                                                     and  (6/94 to Present).

Myron M.            71    Trustee     Trustee        Senior Counsel (4/01 to present)     5           Director (1988
Sheinfeld                 since 7/99*                of Akin, Gump, Strauss, Hauer &                  to Present) of
1900 Pennzoil                                        Feld, LLP; Counsel to Sheinfeld,                 Nabors
Place, South Tower                                   Maley & Kay P.C. (12/96 to                       Industries, Inc.;
711 Louisiana Street                                 4/01) and Trustee of Third                       Director (11/98
Houston, TX 77002                                    Avenue Variable Series Trust                     to 4/01) of
                                                     (7/99 to Present); Trustee or                    Anchor Glass
                                                     Director of Third Avenue Trust                   Container
                                                     or its predecessor (11/90 to                     Corp.; Director
                                                     Present).                                        (6/99 to 11/00)
                                                                                                      of Repap
                                                                                                      Enterprises, Inc.
                                                                                                      (paper
                                                                                                      manufacturer);
                                                                                                      Director  (8/00  to
                                                                                                      6/01)  of  Southern
                                                                                                      Mineral Corporation
                                                                                                      (oil  and  gas
                                                                                                      exploration).


                               [Graphic Omitted]

                       MANAGEMENT OF THE TRUST (CONTINUED)


                                                                                      NUMBER OF
                           TERM OF                           PRINCIPAL              PORTFOLIOS IN
                          OFFICE AND                         OCCUPATION               THE FUND        OTHER
                            LENGTH                             DURING                 COMPLEX       DIRECTORSHIPS
                           OF TIME                             PAST 5               OVERSEEN BY       HELD BY
NAME & ADDRESS      AGE     SERVED     POSITION(S)              YEARS                  TRUSTEE        TRUSTEE
--------------     ----   ----------   ----------            ----------              -----------    -----------
Martin Shubik       75    Trustee     Trustee        Seymour H. Knox Professor            5             N/A
Yale University           since 7/99*                (1975 to Present) of
Dept. of Economics                                   Mathematical and Institutional
Box 2125,                                            Economics, Yale University;
Yale Station                                         Trustee of Third Avenue
New Haven, CT                                        Variable Series Trust (7/99 to
06520                                                Present); Trustee or Director
                                                     of Third Avenue Trust or its
                                                     predecessor (11/90 to Present).

Charles C. Walden   57    Trustee     Trustee        Executive Vice-President--           5             N/A
11 Williamsburg           since 7/99*                Investments (1973 to Present)
Circle                                               (Chief Investment Officer) of
Madison, CT 06443                                    Knights of Columbus (fraternal
                                                     benefit society selling life
                                                     insurance and annuities);
                                                     Chartered Financial Analyst;
                                                     Trustee of Third Avenue
                                                     Variable Series Trust (7/99 to
                                                     Present); Trustee or Director of
                                                     Third Avenue Trust or its
                                                     predecessor (5/96 to Present).


                               [Graphic Omitted]

                       MANAGEMENT OF THE TRUST (CONTINUED)

NAME & ADDRESS           AGE         POSITION(S)              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------          ----         ----------               ----------------------------------------
TRUST OFFICERS

Michael Carney          48       Treasurer and CFO       Treasurer and Chief Financial Officer (CFO) of Third
767 Third Avenue                                         Avenue Trust (3/90 to Present); Treasurer and CFO
New York, NY                                             (6/99 to Present) of Third Avenue Variable Series Trust;
10017-2023                                               Director (1/95 to Present), Executive Vice President, CFO
                                                         (6/95 to Present) of MJWHC and of M.J. Whitman, Inc.; Treasurer, Director
                                                         (1/95 to Present),  Executive Vice President (6/95 to Present) and CFO
                                                         (10/92 to Present) of M.J.  Whitman  Advisers,  Inc.;  CFO (8/90
                                                         to Present) of  Danielson Holding  Corporation;  Director (8/96 to
                                                         present) of National American Insurance Company of  California;
                                                         CFO and Treasurer  (5/89 to Present) of EQSF  Advisers, Inc.

Kerri Weltz             34       Assistant Treasurer     Assistant Treasurer (5/96 to Present) and Controller
767 Third Avenue                                         (1/96 to 9/01), Controller (1/96 to 9/01), of EQSF
New York, NY                                             Advisers, Inc.; Assistant Treasurer (6/99 to Present) of
10017-2023                                               Third Avenue Variable Series Trust; Controller (8/96 to Present), of
                                                         Danielson Holding Corporation; Controller (5/96 to Present) of
                                                         Martin J. Whitman & Co., Inc.

W. James Hall           37       General Counsel         General Counsel and Secretary (12/00 to Present) of
767 Third Avenue                 and Secretary           Danielson Holding Corporation; General Counsel
New York, NY                                             and Secretary (5/00 to Present) of MJWHC, M.J.
10017-2023                                               Whitman, Inc., and M.J. Whitman Advisers, Inc.; General Counsel and
                                                         Secretary (6/00 to Present) of Third Avenue Trust; General Counsel and
                                                         Secretary (9/00 to Present) of EQSF Advisers, Inc.; General Counsel and
                                                         Secretary (9/00 to Present) of Third Avenue Variable Series Trust;
                                                         Associate (2/00 to 6/00) at Paul, Weiss, Rifkind, Wharton & Garrison LLP;
                                                         Associate (11/96 to 1/00) at Morgan, Lewis & Bockius LLP (law firms).



Julie Smith             31       Controller              Controller (9/01 to Present), Assistant Controller (2/97
767 Third Avenue                                         to 9/01) of Third Avenue Trust; Controller (9/01 to
New York, NY                                             Present), Assistant Controller (6/99 to 9/01) of the Third
10017-2023                                               Avenue Variable Series Trust; Assistant Controller (3/99 to Present)
                                                         Danielson Holding Corporation; Controller (9/01 to Present) of EQSF
                                                         Advisers, Inc.; Assistant Controller (2/97 to Present) of  Martin
                                                         J. Whitman & Co., Inc.



-----------

* Each Trustee serves until his or her successor is duly elected and qualified.

(1) Phyllis W. Beck is the sister of Martin J. Whitman, Chairman, Chief Executive Officer and a Trustee of the Trust and the Aunt of Barbara Whitman, a Trustee of the Trust; Barbara Whitman is the daughter of Martin
     J. Whitman.

                               [Graphic Omitted]

                        THIRD AVENUE FUNDS PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' distributor and the Fund's affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                                BOARD OF TRUSTEES

                                 David M. Barse
                                 Phyllis W. Beck
                                 Lucinda Franks
                                Gerald Hellerman
                                  Marvin Moser
                                Donald Rappaport
                               Myron M. Sheinfeld
                                  Martin Shubik
                                Charles C. Walden
                                 Barbara Whitman
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                        Chairman, Chief Executive Officer
                                 David M. Barse
                       President, Chief Operating Officer
                                 Michael Carney
                       Chief Financial Officer, Treasurer
                        Kerri Weltz, Assistant Treasurer
                  W. James Hall, General Counsel and Secretary
                             Julie Smith, Controller

                                 TRANSFER AGENT
                                    PFPC Inc.
                              211 South Gulph Road
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                               EQSF Advisers, Inc.
                                767 Third Avenue
                             New York, NY 10017-2023

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           1177 Avenue of the Americas
                              New York, N.Y. 10036

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                            Princeton, NJ 08540-6231


                               [GRAPHIC OMITTED]



                               THIRD AVENUE FUNDS
                                767 THIRD AVENUE
                             NEW YORK, NY 10017-2023
                               PHONE (212)888-5222
                             TOLL FREE (800)443-1021
                                FAX (212)888-6757
                            www.thirdavenuefunds.com